Financial Instruments - Narrative (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 JPY (¥)	Mar. 31, 2023 JPY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 JPY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 JPY (¥)
Disclosure of detailed information about financial instruments [line items]
Cumulative gain on equity investments reclassified from other comprehensive income to retained earnings upon disposal	¥ (1,224)	¥ 6,935
Fair value of equity investments on dates of disposal				¥ 6,458		¥ 21,800
Hybrid subordinated bonds
Disclosure of detailed information about financial instruments [line items]
Principal amount in contractual currency (millions)			$ 500,000	500,000	$ 500,000
Foreign currency denominated loans
Disclosure of detailed information about financial instruments [line items]
Fair value				227,309		200,491
Foreign currency denominated bonds
Disclosure of detailed information about financial instruments [line items]
Fair value				¥ 2,679,660		¥ 2,548,795
Minimum
Disclosure of detailed information about financial instruments [line items]
Measurement input, EBITDA rate	5.2
Maximum
Disclosure of detailed information about financial instruments [line items]
Measurement input, EBITDA rate	13.0